Note 24 - Assets and Liabilities Associated With Assets Held for Sale	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of available-for-sale financial assets [text block]
24	Assets and liabilities associated with assets held for sale

	2023	2022
Non-current assets held for sale
Solar plant	13,519	–

Liabilities associated with assets held for sale
Site restoration liability	128	–

In the second quarter of 2023 management embarked on a marketing process to locate a buyer for the Company’s solar plant located next to Blanket Mine. Various offers were received and a counterparty with a non-binding offer was given exclusivity to further negotiate the sale of the plant after proving their ability to operate and fund solar plants of similar size and complexity. The offer was received from a reputable global renewable energy operator and management is in an advanced stage of executing agreements to sell the solar plant. It is proposed that the new owners will exclusively supply Blanket with electricity from the plant, on a take-or-pay basis and in doing so secure Blanket’s future power supply. This has the benefit of realising a cash profit on the sale of the plant and generate cash for reinvestment in our gold projects. In addition, management can focus on Caledonia’s core business of gold mining which yields higher returns to our shareholders.

On September 28, 2023 the Board approved management to negotiate the sale of the solar plant with the potential buyer. The assets were available for sale in their condition on September 28, 2023 and therefore met the criteria to be classified as held for sale.

Management determined the value at the carrying amount of $13,519 at September 28, 2023, as it was the lower of the fair value less cost to sell and the carrying amount. The proceeds of the disposal are expected to substantially exceed the carrying amount of the related net assets and accordingly no impairment losses have been recognised on the classification of the solar plant.  The asset was classified as property, plant and equipment before the reclassification to assets held for sale.